Post-employment benefits - Assumptions used for defined benefit obligations (Detail)	Dec. 31, 2025	Dec. 31, 2024
Post-employment benefits [Line Items]
Discount rate	4.10%	4.00%
Inflation rate	2.00%	2.10%
Salary increase	3.10%	3.10%
Germany
Post-employment benefits [Line Items]
Discount rate	3.90%	3.30%
Inflation rate	2.00%	2.00%
Salary increase	2.80%	2.80%
United States
Post-employment benefits [Line Items]
Discount rate	5.00%	5.10%
Inflation rate	2.30%	2.30%
Salary increase	0.00%	0.00%
Other countries
Post-employment benefits [Line Items]
Discount rate	4.40%	4.20%
Inflation rate	2.10%	2.20%
Salary increase	4.50%	4.40%